Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Operating Expenses
Operating expenses for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Salaries and wages	￦	3,845,842	￦	3,974,233	￦	4,123,680
Depreciation		2,674,205		2,530,252		2,605,128
Depreciation of right-of-use assets		—		442,629		404,175
Amortization of intangible assets		607,527		656,611		624,982
Commissions		1,080,168		1,115,477		965,461
Interconnection charges		579,613		534,025		500,081
International interconnection fee		226,627		240,254		172,529
Purchase of inventories		4,414,094		4,453,820		3,681,801
Changes of inventories		(432,607)		282,957		257,041
Sales commission		1,942,841		2,315,731		2,337,127
Service cost		1,540,869		1,610,261		2,102,875
Utilities		323,411		332,816		360,797
Taxes and dues		285,131		277,742		283,197
Rent		460,377		193,357		136,355
Insurance premium		73,654		82,404		71,018
Installation fee		143,669		155,178		132,117
Advertising expenses		157,675		150,166		132,466
Research and development expenses		176,758		165,028		156,940
Card service cost		3,112,618		3,066,766		2,941,669
Others		1,122,718		1,292,512		1,428,875

Total	￦	22,335,190	￦	23,872,219	￦	23,418,314

Summary of Details of Salaries and Wages
Details of salaries and wages for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Short-term employee benefits	￦	3,505,214	￦	3,663,337	￦	3,770,786
Post-employment benefits(Defined benefit plan)		232,045		240,310		239,102
Post-employment benefits(Defined contribution plan)		48,210		57,170		61,912
Share-based payment		8,439		6,398		28,604
Others		51,934		7,018		23,276

Total	￦	3,845,842	￦	3,974,233	￦	4,123,680